Organization (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. ORGANIZATION
Phillips Edison & Company, Inc. (“we,” the “Company,” “our,” or “us”) was formed as a Maryland corporation in October 2009. Substantially all of our business is conducted through Phillips Edison Grocery Center Operating Partnership I, L.P., (the “Operating Partnership”), a Delaware limited partnership formed in December 2009. We are a limited partner of the Operating Partnership, and our wholly owned subsidiary, Phillips Edison Grocery Center OP GP I LLC, is the sole general partner of the Operating Partnership.
We invest primarily in well-occupied, grocery-anchored, neighborhood and community shopping centers that have a mix of creditworthy national, regional, and local retailers that sell necessity-based goods and services in strong demographic markets throughout the United States. In addition to managing our own properties, our third-party investment management business provides comprehensive real estate and asset management services to (i) Phillips Edison Grocery Center REIT III, Inc. (“PECO III”), a non-traded publicly registered REIT; (ii) three institutional joint ventures; and (iii) one private fund (collectively, the “Managed Funds”).
In November 2018, we completed a merger (the “Merger”) with Phillips Edison Grocery Center REIT II, Inc. (“REIT II”), a
public non-traded REIT that was advised and managed by us, in a 100% stock-for-stock transaction valued at approximately
$1.9 billion. As a result of the Merger, we acquired 86 properties and a 20% equity interest in Necessity Retail Partners (“NRP” or the “NRP joint venture”), a joint venture that owned 13 properties. For a more detailed discussion, see Note 4.
In November 2018, through our direct or indirect subsidiaries, we entered into a joint venture with The Northwestern
Mutual Life Insurance Company (“Northwestern Mutual”). At formation, we contributed or sold 17 grocery-anchored shopping centers with a fair value of approximately $359 million to the new joint venture, Grocery Retail Partners I LLC (“GRP I” or the “GRP I joint venture”). GRP I also assumed a portfolio loan from us as part of this transaction. In exchange, we received a 15% ownership interest in GRP I and cash of $161.8 million. For a more detailed discussion, see Note 6.
As of June 30, 2019, we wholly-owned fee simple interests in 298 real estate properties. In addition, we owned a 20% equity interest in NRP and a 15% interest in GRP I, as described previously.

1. ORGANIZATION
Phillips Edison & Company, Inc. (“we,” the “Company,” “our,” or “us”) was formed as a Maryland corporation in October 2009. Substantially all of our business is conducted through Phillips Edison Grocery Center Operating Partnership I, L.P., (the “Operating Partnership”), a Delaware limited partnership formed in December 2009. We are a limited partner of the Operating Partnership, and our wholly owned subsidiary, Phillips Edison Grocery Center OP GP I LLC, is the sole general partner of the Operating Partnership.
We invest primarily in well-occupied, grocery-anchored, neighborhood and community shopping centers that have a mix of creditworthy national, regional, and local retailers that sell necessity-based goods and services in strong demographic markets throughout the United States. In addition to managing our own shopping centers, our third-party investment management business provides comprehensive real estate and asset management services to (i) Phillips Edison Grocery Center REIT III, Inc. (“PECO III”), a non-traded publicly registered REIT; (ii) three institutional joint ventures, and (iii) one private fund (collectively, the “Managed Funds”).
On November 16, 2018, we completed a merger (the “Merger”) with Phillips Edison Grocery Center REIT II, Inc. (“REIT II”), a public non-traded REIT that was advised and managed by us, in a 100% stock-for-stock transaction valued at approximately $1.9 billion. We issued 2.04 shares of our common stock in exchange for each issued and outstanding share of REIT II common stock. For a more detailed discussion, see Note 3.
On November 9, 2018, through our direct or indirect subsidiaries, we entered into a joint venture with The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and we contributed or sold 17 grocery-anchored shopping centers with a fair value of approximately $359 million at formation to the new joint venture, Grocery Retail Partners I LLC (“GRP I” or the “GRP I joint venture”), in exchange for a 15% ownership interest in GRP I. Northwestern Mutual acquired an 85% ownership interest in GRP I by contributing cash of $167.1 million. As a part of the contribution or sale of the properties to GRP I joint venture, GRP I distributed or paid cash of $161.8 million to us as well as assuming an existing mortgage loan with a book value of $175 million. For a more detailed discussion, see Note 6.
On October 4, 2017, we completed a transaction valued at approximately $1 billion to acquire certain real estate assets and the third-party investment management business of Phillips Edison Limited Partnership (“PELP”) in exchange for stock and cash (the “PELP transaction”). See Note 4 for more detail.
As of December 31, 2018, we wholly-owned fee simple interests in 303 real estate properties. In addition, we owned a 20% equity interest in Necessity Retail Partners (“NRP”), a joint venture that owned 13 properties, and we owned a 15% interest in GRP I, which owned 17 properties, as of December 31, 2018.